Income Taxes - Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Applicable tax rate	19.30%	19.30%	19.30%	19.30%	19.40%	19.40%
Molecular Partners Inc.
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Current tax expense (income)	SFr 2,300	$ 2,000.0	SFr 2,200	$ 2,500	SFr 0	$ 1,000